PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended
	Oct. 14, 2020	Oct. 14, 2020	Sep. 30, 2020
Private placement | Class A ordinary shares
Private Placement, Disclosure [Line Items]
Number of shares called for by each public warrant (in shares)	1	1	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50	$ 11.50
Subsequent Events | Sponsor
Private Placement, Disclosure [Line Items]
Number of warrants issued	8,000,000	8,000,000
Issue price of warrants (in dollars per share)	$ 2.00	$ 2.00
Aggregate purchase price		$ 16,000,000
Subsequent Events | Private placement | Sponsor
Private Placement, Disclosure [Line Items]
Number of warrants issued	8,000,000	8,000,000
Issue price of warrants (in dollars per share)	$ 2.00	$ 2.00
Aggregate purchase price	$ 16,000,000